Plant and equipment, net - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Plant and equipment
Property, Plant and Equipment, Net	$ 2,585,410		$ 3,455,993	$ 3,335,229
Properties pledged as collateral	5,600,000		5,200,000			¥ 36,626,600	¥ 36,626,600
Property pledged as collateral | Buildings
Plant and equipment
Property, Plant and Equipment, Net	1,900,000					¥ 12,268,800
Property pledged as collateral | Buildings | CQ Mingwen
Plant and equipment
Property, Plant and Equipment, Net			1,700,000				¥ 12,268,800
Continuing operations
Plant and equipment
Depreciation	257,449	$ 249,893	496,562	509,778	$ 529,442
Impairment of long-lived assets	855,546	0
Property, Plant and Equipment, Net	2,585,409		3,455,993	3,335,229
Discontinued operations
Plant and equipment
Depreciation	1,618	62,636	125,257	167,609	$ 0
Loss on disposal of long-lived assets	0		276,648
Impairment of long-lived assets		$ 318,357	724,987
Property, Plant and Equipment, Net	$ 26,184		$ 25,752	$ 1,213,983